Results for the Year (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	kr 8,482	kr 10,111	kr 5,366
Janssen
Revenue
Revenue	6,847	4,693	4,983
AbbVie
Revenue
Revenue	245	4,398
Roche
Revenue
Revenue	603	305	7
Seagen
Revenue
Revenue	135	201	226
BioNTech
Revenue
Revenue	416	230	115
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	236	212	23
Other collaboration partners
Revenue
Revenue		72	12
Royalties
Revenue
Revenue	6,977	4,741	3,155
Reimbursement income
Revenue
Revenue	531	431	342
Milestone payments
Revenue
Revenue	954	351	kr 1,869
License fees
Revenue
Revenue		kr 4,588
Collaboration revenue
Revenue
Revenue	kr 20